Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated May 29, 2019

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

Salient Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated May 29, 2019

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

Salient International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated May 29, 2019

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

Salient Select Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated May 29, 2019

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

Salient Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated May 29, 2019

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.